TANGIBLE ASSETS - Cash Generating Units With Marginal Headroom (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Value in use	$ 538	$ 363	$ 750
Weighted average cost of capital, significant unobservable inputs, assets (in percent)	9.10%	8.10%
Kibali
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying value	$ 1,482
Value in use	$ 1,614
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in USD per ounce) | oz	1,450
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	4.40%
Weighted average cost of capital, significant unobservable inputs, assets (in percent)	12.50%	9.70%